Investments in Equity Accounted Investees - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [Line Items]
Dividends received from a joint venture and equity method investees	₩ 5,272	₩ 8,639	₩ 59,820
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	8,850
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	4,746
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	31,200
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	₩ 14,151